Dec. 13, 2019
ALPS Emerging Sector Dividend Dogs ETF

ALPS ETF TRUST

ALPS INTERNATIONAL SECTOR DIVIDEND DOGS ETF (NYSE ARCA: IDOG)
ALPS EMERGING SECTOR DIVIDEND DOGS ETF (NYSE ARCA: EDOG)

(each a "Fund")

SUPPLEMENT DATED DECEMBER 13, 2019
TO THE SUMMARY PROSPECTUSES AND PROSPECTUS DATED MARCH 31, 2019,
AS SUPPLEMENTED FROM TIME TO TIME

IDOG Summary Prospectus and Summary Section of the IDOG Prospectus

Effective immediately, ALPS International Sector Dividend Dogs ETF is changing its secondary benchmark for performance comparison purposes from the MSCI EAFE Index to the Morningstar Developed Markets ex-North America Index. Therefore, the Fund’s “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns
For periods ended December 31, 2018

	1 Year	5 Years	Since Inception (June 27, 2013)
Return Before Taxes	-13.09%	0.06%	3.08%
Return After Taxes on Distributions	-13.73%	-0.67%	2.32%
Return After Taxes on Distributions and Sale of Fund Shares	-6.87%	0.23%	2.55%
S-Network® International Sector Dividend Dogs Index* (reflects no deduction for fees or expenses)	-12.84%	0.44%	3.48%
Morningstar Developed Markets ex-North America Index*(1) (reflects no deduction for fees, expenses or taxes)	-14.16%	0.73%	3.77%
MSCI EAFE Index* (reflects no deduction for fees, expenses or taxes)	-13.79%	0.53%	3.55%

*	Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

(1)	Effective December 13, 2019, the Fund replaced the MSCI EAFE Index as the Fund’s secondary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund’s new secondary benchmark, the Morningstar Developed Markets ex-North America Index, more closely aligns with the Fund’s investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

EDOG Summary Prospectus and Summary Section of the EDOG Prospectus

Effective immediately, ALPS Emerging Sector Dividend Dogs ETF is changing its secondary benchmark for performance comparison purposes from the MSCI EM Index to the Morningstar Emerging Markets Index. Therefore, the Fund’s “Average Annual Total Returns” table is hereby deleted and replaced with the following:

Average Annual Total Returns
For periods ended December 31, 2018

	1 Year	Since Inception (March 27, 2014)
Return Before Taxes	-15.79%	-0.55%
Return After Taxes on Distributions	-16.72%	-1.30%
Return After Taxes on Distributions and Sale of Fund Shares	-8.52%	-0.28%
S-Network Emerging Sector Dividend Dogs Index*(reflects no deduction for fees or expenses)	-15.33%	0.31%
Morningstar Emerging Markets Index*(1) (reflects no deduction for fees, expenses or taxes)	-13.52%	2.78%
MSCI EM Index* (reflects no deduction for fees, expenses or taxes)	-14.58%	2.25%

*	Index performance shown in the table is the net total return. The net total return is obtained by reinvesting the net dividend, which is equal to the ordinary gross dividend minus the amount of withholding tax.

(1)	Effective December 13, 2019, the Fund replaced the MSCI EM Index as the Fund’s secondary benchmark for performance comparison purposes. The Adviser made this recommendation to the Board because the Fund’s new secondary benchmark, the Morningstar Emerging Markets Index, more closely aligns with the Fund’s investment strategies and investment restrictions. Returns for both benchmarks will be shown for a transition period.

*   *   *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.